Cover	12 Months Ended
Mar. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--03-31
Entity File Number	001-40086
Entity Registrant Name	Portage Biotech Inc.
Entity Central Index Key	0001095435
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	Clarence Thomas Building
Entity Address, Address Line Two	P.O. Box 4649
Entity Address, Address Line Three	Road Town
Entity Address, City or Town	Tortola
Entity Address, Country	VG
Entity Address, Postal Zip Code	VG1110
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	PRTG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	19,784,390
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	688
Auditor Name	Marcum LLP
Auditor Location	New York, NY
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	59 Wilton Road
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	203
Local Phone Number	221.7378
Contact Personnel Name	Ian Walters